Balances and Transactions with Related Parties - Summary of Significant Transactions and Effect on Income or Expenses (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	$ 83,271,705	$ 45,909,551	$ 122,176,626
Parque Eolico Valle de los Vientos SA [Member] | Energy Sales [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	21,172	144,589	697,970
Parque Eolico Valle de los Vientos SA [Member] | Services Provided [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	23,613	17,710
Parque Eolico Valle de los Vientos SA [Member] | Energy Purchase [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(14,098,262)	(16,630,421)	(14,802,199)
Enel Distribucion Chile S.A. [Member] | Energy Sales [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	388,037,272	374,922,466	374,962,639
Enel Distribucion Chile S.A. [Member] | Tolls [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(5,215,145)	4,884,387	4,995,271
Enel Distribucion Chile S.A. [Member] | Services Provided [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	1,603,224	1,592,105	12,453
Empresa Electrica de Colina Ltda. [Member] | Services Provided [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	1,140	652	2,233
Empresa Electrica de Colina Ltda. [Member] | Electricity Tolls [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	60,300	59,105	42,779
Enel Americas S.A. [Member] | Services Provided [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	298,161	387,924	498,284
Enel Americas S.A. [Member] | Loans [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(1,589,749)
Enel Americas S.A. [Member] | Services Received | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(979,655)
Enel Americas S.A. [Member] | Services Received | Argentina [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(972)
Enel Chile S.A. [Member] | Services Provided [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			1,134,766
Enel Chile S.A. [Member] | Financial Expense [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(543,476)
Enel Chile S.A. [Member] | Financial Income [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	185,047
Enel Chile S.A. [Member] | Loans [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(754,401)	(420,867)
Enel Chile S.A. [Member] | Services Received | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(11,635,262)	(11,433,038)	(5,148,683)
Empresa Distribuidora Sur S.A. [Member] | Energy Sales [Member] | Argentina [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			1,879
Empresa Distribuidora Sur S.A. [Member] | Services Received | Argentina [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(151,365)
Luz Andes Ltda. [Member] | Electricity Tolls [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	5,519	6,585	6,294
Compania Distribuidora y Comercializadora de Energia SA. [Member] | Energy Sales [Member] | Colombia [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			19,901,620
Compania Distribuidora y Comercializadora de Energia SA. [Member] | Services Provided [Member] | Colombia [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	13,637		15,714
Compania Distribuidora y Comercializadora de Energia SA. [Member] | Electricity Tolls [Member] | Colombia [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(3,864,016)
Compania Distribuidora y Comercializadora de Energia SA. [Member] | Loans [Member] | Colombia [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			11,355
Compania Distribuidora y Comercializadora de Energia SA. [Member] | Services Received | Colombia [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		3,844	(17,587)
Compania Distribuidora y Comercializadora de Energia SA. [Member] | Energy Purchase [Member] | Colombia [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(128,794)
Comercializadora de Energia del Mercosur S.A. [Member] | Services Received | Argentina [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(56,368)
Endesa Latinoamericana S.A. [Member] | Services Received | Spain [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(12,388)
Enel Brasil S.A. [Member] | Services Provided [Member] | Brazil [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			2,044,935
Enel Brasil S.A. [Member] | Financial Expense [Member] | Brazil [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(56)
Enel Brasil S.A. [Member] | Services Received | Brazil [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(207,966)
Endesa Generacion S.A. [Member] | Services Provided [Member] | Spain [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(158,128)
Endesa Generacion S.A. [Member] | Fuel Consumption [Member] | Spain [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(66,297,066)
Enel Generacion Peru SA [Member] | Services Provided [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	1,139,809	745,818
Enel Generacion Peru SA [Member] | Loans [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(349)
Enel Generacion Piura S.A. [Member] | Energy Sales [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			34,935
Enel Generacion Piura S.A. [Member] | Services Provided [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(57,180)	98,421	222,826
Enel Generacion Piura S.A. [Member] | Financial Expense [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(57)
Enel Generacion Piura S.A. [Member] | Loans [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(135)	(520)
Enel Generacion Piura S.A. [Member] | Energy Purchase [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(308,224)
Enel Global Thermal Gx [Member] | Services Received | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(1,845,425)
Enel Global Trading S.p.A [Member] | Services Received | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(13,114)
Enel Green Power Brasil [Member] | Services Provided [Member] | Brazil [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		37,936
Enel Green Power Brasil Participacoes Ltda [Member] | Services Provided [Member] | Brazil [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		9,188
Enel Green Power Brasil Participacoes Ltda [Member] | Financial Income [Member] | Brazil [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	5,426
Enel Green Power Colombia SAS [Member] | Services Provided [Member] | Colombia [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(4,797)	46,557
Enel Green Power Italia [Member] | Services Provided [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(730,968)	262,694
Enel Green Power Mexico [Member] | Services Provided [Member] | Mexico [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(53,976)	152,495
Enel Green Power Peru [Member] | Services Provided [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	45,710	177,478
Enel Iberoamerica SRL [Member] | Services Received | Spain [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(6,115)	(167,186)
Enel Italia Servizi SRL [Member] | Services Received | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(2,484,835)
Enel Peru S A C | Services Received | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(181)	(125,069)
Enel Produzione S.p.A. [Member] | Services Received | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		94,045	(812,261)
Enel S.p.A [Member] | Services Received | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(1,110,545)		(511,350)
Enel Trade S.p.A [Member] | Commodity Derivatives [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	10,565,377	19,941,617	7,012,879
Enel Trading S.p.A [Member] | Financial Expense [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(13)
Enel Trading S.p.A [Member] | Services Received | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(1,213,116)
Energia Nueva Energia Limpia Mexico Srl de Cy [Member] | Services Provided [Member] | Mexico [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	35,739
Generalima S.A. [Member] | Services Provided [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	8,832	7,405	108,817
PH Chucas Costa Rica [Member] | Services Provided [Member] | Costa Rica [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(79,327)
PH Chucas S.A. [Member] | Services Provided [Member] | Costa Rica [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		6,629	425,604
PH Chucas S.A. [Member] | Loans [Member] | Costa Rica [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(162,177)
Empresa de Energ?a de Cundinamarca S.A. [Member] | Energy Sales [Member] | Colombia [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			1,161,383
Empresa de Energ?a de Cundinamarca S.A. [Member] | Electricity Tolls [Member] | Colombia [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(194,805)
GNL Quintero S.A. [Member] | Energy Sales [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			2,356,971
GNL Quintero S.A. [Member] | Services Provided [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			960,390
GNL Quintero S.A. [Member] | Electricity Tolls [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(71,599)
GNL Quintero S.A. [Member] | Services Received | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(37,162)
Compania de Transmison del Mercosur S.A. [Member] | Electricity Tolls [Member] | Argentina [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(95,813)
Electrogas S.A. [Member] | Fuel Consumption [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(25,025)	(553,905)
Electrogas S.A. [Member] | Gas Consumption [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(251,099)	(3,625,100)
GNL Chile S.A. [Member] | Services Provided [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(71,770)	85,274	82,762
GNL Chile S.A. [Member] | Loans [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(436)
GNL Chile S.A. [Member] | Gas Consumption [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(81,890,342)	(146,507,374)	(116,391,269)
GNL Chile S.A. [Member] | Gas Transportation [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(49,631,647)	(47,656,018)	(49,418,058)
Servicios Informaticos e Inmobiliarios Ltda. [Member] | Services Provided [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		210,198	159,606
Servicios Informaticos e Inmobiliarios Ltda. [Member] | Services Received | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(490,193)	(925,095)
Parque Eolico Talinay Oriente SA [Member] | Energy Sales [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	21,358	128,626	129,418
Parque Eolico Talinay Oriente SA [Member] | Services Provided [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	23,613	17,710
Parque Eolico Talinay Oriente SA [Member] | Electricity Tolls [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	46	54
Parque Eolico Talinay Oriente SA [Member] | Energy Purchase [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(582,467)	(538,067)	(471,210)
Parque Eolico Tal Tal SA [Member] | Energy Sales [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	260,698	109,643	49,477
Parque Eolico Tal Tal SA [Member] | Services Provided [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	25,975	19,481
Parque Eolico Tal Tal SA [Member] | Electricity Tolls [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	48,511	123
Parque Eolico Tal Tal SA [Member] | Energy Purchase [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(19,377,885)	(25,957,247)	(26,796,385)
Almeyda Solar S.p.A. [Member] | Energy Sales [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	80,357	149,146	98,994
Almeyda Solar S.p.A. [Member] | Services Provided [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	9,445	7,084	52,524
Almeyda Solar S.p.A. [Member] | Electricity Tolls [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	7	17
Almeyda Solar S.p.A. [Member] | Energy Purchase [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(17,467)	(53,357)	(35,362)
Enel Green Power del Sur S.p.A [Member] | Energy Sales [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	78,932	528,740	48,337
Enel Green Power del Sur S.p.A [Member] | Tolls [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(12,540)	288
Enel Green Power del Sur S.p.A [Member] | Services Provided [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	147,444	110,583
Enel Green Power del Sur S.p.A [Member] | Energy Purchase [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(122,475,791)	(104,860,690)	(34,954,457)
Empresa Electrica Panguipulli S.A. [Member] | Energy Sales [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	270,998	914,613	248,136
Empresa Electrica Panguipulli S.A. [Member] | Tolls [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	16,128	(75,145)	(67,341)
Empresa Electrica Panguipulli S.A. [Member] | Services Provided [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		162,672
Empresa Electrica Panguipulli S.A. [Member] | Energy Purchase [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(6,462,747)	(5,095,279)	(5,064,692)
Empresa Electrica Puyehue S.A. [Member] | Tolls [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			95,813
Enel Green Power Chile Ltda. [Member] | Services Provided [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	58,840	132,577
Enel Green Power Chile Ltda. [Member] | Services Received | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(184,246)
Geotermica del Norte [Member] | Energy Sales [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	137,152
Geotermica del Norte [Member] | Services Provided [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		80,157
Geotermica del Norte [Member] | Energy Purchase [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(1,500)	(456)
Central Dock Sud SA {Member] | Services Provided [Member] | Argentina [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			454
Chinango S.A.C. [Member] | Services Provided [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	39,759	18,516
Endesa Americas SA [Member] | Services Provided [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			641,087
Empresa De Transmision Chena S.A. [Member] | Energy Purchase [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(268,681)	(218,223)
Transmisora Electrica De Quillota Ltda. [Member] | Tolls [Member] | Chile
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(242,887)	(1,383,710)	(1,537,963)
Compania Energetica Veracruz S.A.C. [Member] | Services Provided [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		283,346
Emgesa S.A. [Member] | Services Provided [Member] | Colombia [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	622,686	1,866
Empresa de Distribucion Electrica de Lima Norte SAA [Member] | Energy Sales [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			16,304,643
Empresa de Distribucion Electrica de Lima Norte SAA [Member] | Services Provided [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			4,889,644
Empresa de Distribucion Electrica de Lima Norte SAA [Member] | Electricity Tolls [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(102,171)
Endesa Energia S.A. [Member] | Fuel Purchase [Member] | Spain [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(8,946,259)	(134,393)
Endesa Energia S.A. [Member] | Gas Sales [Member] | Spain [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		$ 10,394,146	18,655,911
Enel Generacion El Chocon S.A. [Member] | Services Provided [Member] | Argentina [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	10,176
Enel Generacion Costanera S.A. [Member] | Services Provided [Member] | Argentina [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	$ 28,106
Endesa Espana S.A. [Member] | Services Received | Spain [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			$ (7,528)